July 8, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III, we are filing, pursuant to the Securities Act of 1933, as amended, The Advisors’ Inner Circle Fund III’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the reorganization of the Ecofin Global Renewables Infrastructure Fund (the “Target Fund”), a series of Managed Portfolio Series, into the Ecofin Global Renewables Infrastructure Fund (the “Acquiring Fund”), a newly created series of The Advisors’ Inner Circle Fund III. Pursuant to the Agreement and Plan of Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese
David W. Freese

Morgan, Lewis & Bockius llp 2222 Market Street Philadelphia, PA 19103-3007 United States	+1.215.963.5000 +1.215.963.5001